Share Incentive Plans (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Compensation information
Compensation Expense	$ 18,875	$ 17,843	$ 22,311
Compensation Capitalized	2,141	1,961	2,094
Compensation Equity	21,016	19,804	24,405
Dividends Incurred	1,472	1,881	2,175
Performance Shares [Member]
Compensation information
Compensation Expense		103	(8)
Compensation Capitalized		76
Compensation Equity		179	(8)
Restricted shares [Member]
Compensation information
Compensation Expense	8,603	10,065	15,761
Compensation Capitalized	1,178	1,067	1,517
Compensation Equity	9,781	11,132	17,278
Dividends Incurred	1,334	1,627	2,175
LTIP Units [Member]
Compensation information
Compensation Expense	2,334	1,036
Compensation Capitalized	190	158
Compensation Equity	2,524	1,194
Dividends Incurred	138	254
Share options [Member]
Compensation information
Compensation Expense	6,707	5,458	5,361
Compensation Capitalized	714	538	485
Compensation Equity	7,421	5,996	5,846
ESPP discount [Member]
Compensation information
Compensation Expense	1,231	1,181	1,197
Compensation Capitalized	59	122	92
Compensation Equity	$ 1,290	$ 1,303	$ 1,289